Mortgages and Notes Payable (Tables) (Mortgages and Notes Payable [Member])	12 Months Ended
Dec. 31, 2011
Mortgages and Notes Payable [Member]
Debt Instrument [Line Items]
Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled principal and balloon payments for mortgages and notes payable for the next five years and thereafter are as follows:

Year ending December 31,	Total
2012	$176,350
2013	320,873
2014	252,699
2015	283,767
2016	131,406
Thereafter	202,105
1,367,200
Debt discount	(1,196)
$1,366,004